Shareholder Report, Holdings (Details)	Jul. 31, 2024
Fidelity Advisor Global Real Estate Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Global Real Estate Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Global Real Estate Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Real Estate Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Real Estate Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Real Estate Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Real Estate Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Global Real Estate Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Global Real Estate Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Global Real Estate Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Global Real Estate Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Global Real Estate Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Real Estate Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Global Real Estate Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Real Estate Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Fidelity Advisor Global Real Estate Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Global Real Estate Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Real Estate Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Real Estate Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Real Estate Fund - Class I | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Real Estate Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Real Estate Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Global Real Estate Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Real Estate Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Global Real Estate Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class Z | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Consumer Discretionary Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Consumer Discretionary Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Global Real Estate Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Global Real Estate Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Global Real Estate Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Real Estate Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Real Estate Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Real Estate Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Real Estate Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Global Real Estate Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Global Real Estate Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Global Real Estate Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Global Real Estate Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Global Real Estate Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Real Estate Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Global Real Estate Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Real Estate Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Fidelity Advisor Global Real Estate Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Global Real Estate Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Real Estate Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Real Estate Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Real Estate Fund - Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Real Estate Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Real Estate Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Global Real Estate Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Real Estate Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Global Real Estate Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Industrials Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Industrials Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Industrials Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Industrials Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Industrials Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Industrials Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Industrials Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Industrials Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Industrials Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Industrials Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Industrials Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Industrials Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Industrials Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Industrials Fund - Class I | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Industrials Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Industrials Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Real Estate Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Real Estate Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Real Estate Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Real Estate Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Real Estate Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Real Estate Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Real Estate Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Real Estate Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Real Estate Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Real Estate Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Real Estate Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Real Estate Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Real Estate Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Real Estate Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Real Estate Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Real Estate Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Real Estate Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Real Estate Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Technology Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Technology Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Technology Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Technology Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Technology Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Technology Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Technology Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Technology Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Advisor Technology Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Technology Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Technology Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Technology Fund - Class I | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Technology Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Technology Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Fidelity Advisor Technology Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Technology Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Financials Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Financials Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Financials Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Financials Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Financials Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Financials Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Financials Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Financials Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Financials Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Financials Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Financials Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Financials Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Advisor Financials Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Financials Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Technology Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Technology Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Technology Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Technology Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Technology Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Technology Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Technology Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Advisor Technology Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Technology Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Technology Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Technology Fund - Class Z | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Technology Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Technology Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Fidelity Advisor Technology Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Technology Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Real Estate Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Real Estate Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Real Estate Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Real Estate Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Real Estate Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Real Estate Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Real Estate Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Real Estate Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Real Estate Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Real Estate Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Real Estate Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Real Estate Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Real Estate Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Real Estate Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Real Estate Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Real Estate Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Real Estate Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Real Estate Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Global Real Estate Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Global Real Estate Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Global Real Estate Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Real Estate Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Real Estate Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Real Estate Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Real Estate Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Global Real Estate Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Global Real Estate Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Global Real Estate Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Global Real Estate Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Global Real Estate Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Real Estate Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Global Real Estate Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Real Estate Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Fidelity Advisor Global Real Estate Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Global Real Estate Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Real Estate Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Real Estate Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Real Estate Fund - Class C | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Real Estate Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Real Estate Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Global Real Estate Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Real Estate Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Global Real Estate Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Biotechnology Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Biotechnology Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Biotechnology Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Biotechnology Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Biotechnology Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Biotechnology Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Biotechnology Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Biotechnology Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Biotechnology Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Biotechnology Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Biotechnology Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Biotechnology Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Biotechnology Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Biotechnology Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Biotechnology Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Biotechnology Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Biotechnology Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Financials Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Financials Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Financials Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Financials Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Financials Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Financials Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Financials Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Financials Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Financials Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Financials Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Financials Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Financials Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Advisor Financials Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Financials Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Financials Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Financials Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Financials Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Financials Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Financials Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Financials Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Financials Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Financials Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Financials Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Financials Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Financials Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Financials Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Advisor Financials Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Financials Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Energy Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Energy Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Energy Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Energy Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Energy Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Fidelity Advisor Energy Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Energy Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Energy Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Energy Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Energy Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Energy Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Energy Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class M | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class M | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Energy Fund - Class M | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Energy Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Energy Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Energy Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Energy Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Energy Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Energy Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Fidelity Advisor Energy Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Energy Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Energy Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Energy Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Energy Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Energy Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Energy Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class A | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Energy Fund - Class A | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Energy Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Financials Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Financials Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Financials Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Financials Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Financials Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Financials Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Financials Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Financials Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Financials Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Financials Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Financials Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Financials Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Advisor Financials Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Financials Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Semiconductors Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Semiconductors Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Semiconductors Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Semiconductors Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Semiconductors Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Semiconductors Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Semiconductors Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Semiconductors Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Semiconductors Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Semiconductors Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Semiconductors Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Semiconductors Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Utilities Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Utilities Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Utilities Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Utilities Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Utilities Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Utilities Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Utilities Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	63.00%
Fidelity Advisor Utilities Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Utilities Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Utilities Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Utilities Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Utilities Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Health Care Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Health Care Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Health Care Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Health Care Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Health Care Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Health Care Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Health Care Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Health Care Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Health Care Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Health Care Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Health Care Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Health Care Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Health Care Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Health Care Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Health Care Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Health Care Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Health Care Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Health Care Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Industrials Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Industrials Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Industrials Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Industrials Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Industrials Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Industrials Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Industrials Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Industrials Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Industrials Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Industrials Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Industrials Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Industrials Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Industrials Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Industrials Fund - Class Z | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Industrials Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Industrials Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Real Estate Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Global Real Estate Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Global Real Estate Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Real Estate Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Real Estate Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Real Estate Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Real Estate Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Global Real Estate Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Global Real Estate Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Global Real Estate Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Global Real Estate Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Global Real Estate Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Real Estate Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Global Real Estate Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Real Estate Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Fidelity Advisor Global Real Estate Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Global Real Estate Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Real Estate Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Real Estate Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Real Estate Fund - Class Z | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Real Estate Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Real Estate Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Global Real Estate Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Real Estate Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Global Real Estate Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Semiconductors Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Semiconductors Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Semiconductors Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Semiconductors Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Semiconductors Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Semiconductors Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Semiconductors Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Semiconductors Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Semiconductors Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Semiconductors Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Semiconductors Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Semiconductors Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Semiconductors Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Biotechnology Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Biotechnology Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Biotechnology Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Biotechnology Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Biotechnology Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Biotechnology Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Biotechnology Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Biotechnology Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Biotechnology Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Biotechnology Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Biotechnology Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Biotechnology Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Biotechnology Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Biotechnology Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Biotechnology Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Biotechnology Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Biotechnology Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Health Care Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Health Care Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Health Care Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Health Care Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Health Care Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Health Care Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Health Care Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Health Care Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Health Care Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Health Care Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Health Care Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Health Care Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Health Care Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Health Care Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Health Care Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Health Care Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Health Care Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Biotechnology Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Biotechnology Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Biotechnology Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Biotechnology Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Biotechnology Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Biotechnology Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Biotechnology Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Biotechnology Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Biotechnology Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Biotechnology Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Biotechnology Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Biotechnology Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Biotechnology Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Biotechnology Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Biotechnology Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Biotechnology Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class I | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Consumer Discretionary Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Consumer Discretionary Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Real Estate Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Real Estate Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Real Estate Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Real Estate Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Real Estate Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Real Estate Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Real Estate Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Real Estate Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Real Estate Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Real Estate Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Real Estate Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Real Estate Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Real Estate Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Real Estate Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Real Estate Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Real Estate Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Real Estate Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Real Estate Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Industrials Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Industrials Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Industrials Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Industrials Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Industrials Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Industrials Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Industrials Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Industrials Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Industrials Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Industrials Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Industrials Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Industrials Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Industrials Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Industrials Fund - Class A | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Industrials Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Industrials Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class M | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Consumer Discretionary Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Consumer Discretionary Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Utilities Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Utilities Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Utilities Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Utilities Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Utilities Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Utilities Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Utilities Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	63.00%
Fidelity Advisor Utilities Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Utilities Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Utilities Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Utilities Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Utilities Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Biotechnology Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Biotechnology Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Biotechnology Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Biotechnology Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Biotechnology Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Biotechnology Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Biotechnology Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Biotechnology Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Biotechnology Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Biotechnology Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Biotechnology Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Biotechnology Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Biotechnology Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Biotechnology Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Biotechnology Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Biotechnology Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Biotechnology Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Utilities Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Utilities Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Utilities Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Utilities Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Utilities Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Utilities Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Utilities Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	63.00%
Fidelity Advisor Utilities Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Utilities Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Utilities Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Utilities Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Utilities Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Global Real Estate Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Global Real Estate Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Global Real Estate Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Global Real Estate Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Real Estate Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Real Estate Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Real Estate Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Global Real Estate Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Fidelity Advisor Global Real Estate Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Global Real Estate Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Global Real Estate Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Global Real Estate Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Advisor Global Real Estate Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Global Real Estate Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Real Estate Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Global Real Estate Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Real Estate Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Fidelity Advisor Global Real Estate Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Global Real Estate Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Global Real Estate Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Global Real Estate Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Global Real Estate Fund - Class A | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Real Estate Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Global Real Estate Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Real Estate Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Global Real Estate Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Real Estate Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Global Real Estate Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Health Care Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Health Care Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Health Care Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Health Care Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Health Care Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Health Care Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Health Care Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Health Care Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Health Care Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Health Care Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Health Care Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Health Care Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Health Care Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Health Care Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Health Care Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Health Care Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Health Care Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Health Care Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Financials Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Financials Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Financials Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Financials Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Financials Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Financials Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Financials Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Financials Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Financials Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity Advisor Financials Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Financials Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Financials Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Financials Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Financials Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Advisor Financials Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Financials Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Financials Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Financials Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Financials Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Financials Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Semiconductors Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Semiconductors Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Semiconductors Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Semiconductors Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Semiconductors Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Semiconductors Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Semiconductors Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Semiconductors Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Semiconductors Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Semiconductors Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Semiconductors Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Semiconductors Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Health Care Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Health Care Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Health Care Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Health Care Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Health Care Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Health Care Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Health Care Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Health Care Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Health Care Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Health Care Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Health Care Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Health Care Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Health Care Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Health Care Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Health Care Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Health Care Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Health Care Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Health Care Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Health Care Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Health Care Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Health Care Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Health Care Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Health Care Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Health Care Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Health Care Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Health Care Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Health Care Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Health Care Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Health Care Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Health Care Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Health Care Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Health Care Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Health Care Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
Fidelity Advisor Health Care Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Health Care Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Health Care Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Health Care Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Health Care Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Health Care Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Health Care Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Health Care Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Health Care Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Health Care Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Health Care Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Real Estate Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Real Estate Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Real Estate Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Real Estate Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Real Estate Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Real Estate Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Real Estate Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Real Estate Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Real Estate Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Real Estate Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Real Estate Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Real Estate Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Real Estate Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Real Estate Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Real Estate Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Real Estate Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Real Estate Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Real Estate Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Biotechnology Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Biotechnology Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Biotechnology Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Biotechnology Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Biotechnology Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Biotechnology Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Biotechnology Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Biotechnology Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Biotechnology Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.60%
Fidelity Advisor Biotechnology Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Biotechnology Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Biotechnology Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Biotechnology Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Biotechnology Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Biotechnology Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Biotechnology Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Biotechnology Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Biotechnology Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Biotechnology Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Biotechnology Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Biotechnology Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Biotechnology Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Technology Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Technology Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Technology Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Technology Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Technology Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Technology Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Technology Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Advisor Technology Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Technology Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Technology Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Technology Fund - Class A | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Technology Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Technology Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Fidelity Advisor Technology Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Technology Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class C | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Consumer Discretionary Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Consumer Discretionary Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Energy Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Energy Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Energy Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Energy Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Energy Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Fidelity Advisor Energy Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Energy Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Energy Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Energy Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Energy Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Energy Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Energy Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class Z | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class Z | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Energy Fund - Class Z | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Energy Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Energy Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Energy Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Energy Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Energy Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Energy Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Fidelity Advisor Energy Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Energy Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Energy Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Energy Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Energy Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Energy Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Energy Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class I | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class I | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Energy Fund - Class I | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Energy Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Consumer Discretionary Fund - Class A | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity Advisor Consumer Discretionary Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Consumer Discretionary Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Consumer Discretionary Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Discretionary Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Industrials Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Industrials Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Industrials Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Industrials Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Industrials Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Industrials Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Industrials Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Industrials Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Industrials Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Industrials Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Industrials Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Industrials Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Industrials Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Industrials Fund - Class M | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Industrials Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Industrials Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Technology Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Technology Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Technology Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Technology Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Technology Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Technology Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Technology Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Advisor Technology Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Technology Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Technology Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Technology Fund - Class M | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Technology Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Technology Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Fidelity Advisor Technology Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Technology Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Semiconductors Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Semiconductors Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Semiconductors Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Semiconductors Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Semiconductors Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Semiconductors Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Semiconductors Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Semiconductors Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Semiconductors Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Semiconductors Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Semiconductors Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Semiconductors Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Utilities Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Utilities Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Utilities Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Utilities Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Utilities Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Utilities Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Utilities Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	63.00%
Fidelity Advisor Utilities Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Utilities Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Utilities Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Utilities Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Utilities Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Utilities Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Utilities Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Utilities Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Utilities Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Utilities Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Utilities Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Utilities Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Utilities Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Utilities Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	63.00%
Fidelity Advisor Utilities Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Advisor Utilities Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Utilities Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Utilities Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Utilities Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Utilities Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Fidelity Advisor Utilities Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Industrials Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Industrials Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Industrials Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Industrials Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Industrials Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Industrials Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Industrials Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Industrials Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Industrials Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Industrials Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Advisor Industrials Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Industrials Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Industrials Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Industrials Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Industrials Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Industrials Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Industrials Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Industrials Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Industrials Fund - Class C | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Industrials Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Industrials Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Advisor Industrials Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Energy Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Energy Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Energy Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Energy Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Energy Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Energy Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Energy Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Energy Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Energy Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Fidelity Advisor Energy Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Energy Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Energy Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Energy Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Energy Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Energy Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Advisor Energy Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Energy Fund - Class C | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Energy Fund - Class C | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Energy Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Advisor Energy Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Technology Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Technology Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Technology Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Technology Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Technology Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Technology Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Technology Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Technology Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Technology Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Technology Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Advisor Technology Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Technology Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Technology Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Technology Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Technology Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Technology Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Technology Fund - Class C | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Technology Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Technology Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Technology Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Technology Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Technology Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Technology Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Fidelity Advisor Technology Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Technology Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Technology Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Technology Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Semiconductors Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Semiconductors Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Semiconductors Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Semiconductors Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Semiconductors Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Semiconductors Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Fidelity Advisor Semiconductors Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Semiconductors Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Semiconductors Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Semiconductors Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	79.90%
Fidelity Advisor Semiconductors Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Semiconductors Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Semiconductors Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Semiconductors Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Semiconductors Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Semiconductors Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Semiconductors Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Semiconductors Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Semiconductors Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Real Estate Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Real Estate Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Real Estate Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Real Estate Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Real Estate Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Real Estate Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Real Estate Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Real Estate Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Real Estate Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Real Estate Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Real Estate Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Real Estate Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Real Estate Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Real Estate Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Real Estate Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Real Estate Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Real Estate Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Real Estate Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Advisor Real Estate Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Real Estate Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%